Prudential World Fund, Inc.

PGIM Emerging Market Debt Hard Currency Fund

PGIM Emerging Market Debt Local Currency Fund

(collectively referred to as the "Funds")

Supplement dated September 29, 2021 to each Fund's Currently Effective

Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's SAI and retain it for future reference.

With respect to PGIM Emerging Market Debt Hard Currency Fund, Todd Petersen, Johnny Mak, and Aayush Sonthalia, CFA are added as portfolio managers to the Fund effective September 30, 2021.

With respect to PGIM Emerging Market Debt Local Currency Fund, Pradeep Kumar, PhD, CFA is added as a portfolio manager to the Fund effective September 30, 2021.

Effective September 30, 2021, each Fund's SAI is revised as follows:

1.The table in the section of the applicable SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following:

PGIM Emerging Market Debt Hard Currency Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets
		Companies/Total	Vehicles/ Total
		Assets	Assets
PGIM Fixed
Income/PGIM			14/$8,086,074,646	49/$29,500,147,836
Limited	Todd Petersen	None	2/$588,738,214	9/$6,893,773,742
	Johnny Mak	32/$6,178,531,197	33/$9,443,490,598	170/$35,390,442,639
			3/$651,212,147	17/$7,691,177,890
	Aayush		30/$9,223,556,730	161/$31,731,489,376
	Sonthalia, CFA	25/$4,301,473,759	3/$651,212,147	16/$7,472,014,819

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PGIM Emerging Market Debt Local Currency Fund:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets
		Companies/Total	Vehicles/ Total
		Assets	Assets
PGIM Fixed	Pradeep Kumar,		21/$3,896,418,434	114/$15,863,508,240
Income	PhD, CFA	22/$4,217,102,784	3/$651,212,147	15/$8,316,786,314

2.The section of the applicable SAIs entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is revised by adding the following:

PGIM Emerging Market Debt Hard Currency Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income/PGIM Limited Todd Petersen		None**
	Johnny Mak	None**
	Aayush Sonthalia, CFA	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. The dollar range of each Portfolio Manager's direct investment in the Fund is as follows: Todd Petersen: None; Johnny Mak: None; Aayush Sonthalia, CFA: None. **Information as of August 31, 2021.

PGIM Emerging Market Debt Local Currency Fund:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income	Pradeep Kumar, PhD, CFA	None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Pradeep Kumar's investment in the Fund is as follows: None. **Information is as of Augusta 31, 2020.

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